NOTES RECEIVABLE	6 Months Ended
Mar. 31, 2026
Receivables [Abstract]
NOTES RECEIVABLE

NOTE 5 –NOTES RECEIVABLE

Notes receivable are trade accounts receivable due from customers where the customers’ banks guaranteed the payments, which are non-interest bearing and generally range from three to six months from the date of issuance. As of March 31, 2026 and September 30, 2025, no notes were guaranteed or collateralized. The balance of $275,889 as of March 31, 2026 was fully collected as of the date of this report.